SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash	$ 57,977	$ 203,410	$ 57,977	$ 203,410	$ 157,692	$ 250,188	$ 58,007
FDIC	250,000		250,000
Uninsured cash balance	57,977		57,977		157,692
Retail revenues	1,563,442	$ 1,241,883	5,136,854	$ 3,597,976	5,207,572	3,153,564
Advertising Expense					228,960	225,812
Accumulated depreciation	$ (683,612)		$ (683,612)		(14,414)	(6,834)
Leased Equipment
Accumulated depreciation					53,999	22,424
Cost of Equipment
Accumulated depreciation					$ 179,762	$ 119,022